Dividends (Details) (USD $)	1 Months Ended			12 Months Ended
	Dec. 31, 2014	Nov. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends
Cash dividend		$ 28,415,784	$ 27,598,118		$ 19,946,745	$ 11,866,670
Dividends	15,513,296			43,111,414	19,946,745	11,866,670
Dividends				56,013,902	19,946,745	11,866,670
Distribution to non-controlling interest recognized				(21,569,028)
Ordinary Shares.
Dividends
Cash dividend approved by the board of directors (in dollars per share)		$ 0.20	$ 0.20		$ 0.15	$ 0.15
ADS
Dividends
Cash dividend approved by the board of directors (in dollars per share)		$ 0.2	$ 0.20		$ 0.15	$ 0.15
E-House | Ordinary Shares.
Dividends
Dividend conversion ratio		0.05
E-House | ADS
Dividends
Dividend conversion ratio		0.05
Leju Holdings Ltd.
Dividends
Dividends		77,582,930
Distribution to non-controlling interest recognized		$ 21,569,028